Right of Use Asset and Lease Liability - Schedule of lease disclosures (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [Line Items]
Interest expense on lease liabilities	$ 407,349	$ 236,600
Total cash outflow for leases	2,722,539	2,394,103
Lease liabilities [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Interest expense on lease liabilities	407,349	236,600
Total cash outflow for leases	$ 2,807,457	$ 2,561,297